Shareholder Fees {- Templeton Global Balanced Fund} - Templeton Global Balanced Fund-31 - Templeton Global Balanced Fund	May 01, 2021
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]
Class A1
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]
Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	1.00%
Class C1
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	1.00%
Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none
Class R6
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none
Advisor Class
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none

[1]

1. There is a 1% contingent deferred sales charge (CDSC) that applies to investments of $1 million or more for Class A shares (see "Investments of $1 Million or More" under "Choosing a Share Class") and $500,000 or more for Class A1 shares (see "Investments of $500,000 or More for Class A1 shares" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.